Supplemental Guarantor Financial Information (Tables)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Supplemental Guarantor Financial Information
Condensed Consolidating Statements Of Income

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$927.9	$802.1	$37.6	$(825.7)	$941.9
Cost of products sold	573.7	734.0	27.8	(825.7)	509.8
Gross profit	354.2	68.1	9.8	--	432.1

Operating expenses:
Selling, general and administrative	320.7	25.7	17.9	--	364.3
Depreciation and amortization	16.6	0.8	0.9	--	18.3
Impairment of long-lived assets	0.6	--	--	--	0.6
Total operating expenses	337.9	26.5	18.8	--	383.2

Operating income (loss)	16.3	41.6	(9.0)	--	48.9

Interest income	0.2	2.4	1.4	(3.5)	0.5
Interest expense	(14.4)	--	--	3.5	(10.9)

Income (loss) from continuing operations before income taxes	2.1	44.0	(7.6)	--	38.5
Income tax (benefit) expense	(2.2)	16.6	0.6	--	15.0
Equity in earnings of subsidiaries, net of income taxes	20.6	(9.0)	--	(11.6)	--

Income (loss) from continuing operations	24.9	18.4	(8.2)	(11.6)	23.5
Discontinued operations, net of income taxes	--	1.4	--	--	1.4

Net income (loss)	$24.9	$19.8	$(8.2)	$(11.6)	$24.9

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$969.1	$748.3	$32.6	$(787.7)	$962.3
Cost of products sold	576.7	692.3	23.8	(787.7)	505.1
Gross profit	392.4	56.0	8.8	--	457.2

Operating expenses:
Selling, general and administrative	332.6	4.5	9.9	--	347.0
Depreciation and amortization	18.4	0.4	0.4	--	19.2
Impairment of long-lived assets	0.4	--	--	--	0.4
Total operating expenses	351.4	4.9	10.3	--	366.6

Operating income (loss)	41.0	51.1	(1.5)	--	90.6

Interest income	0.4	2.4	1.4	(3.5)	0.7
Interest expense	(14.2)	--	--	3.5	(10.7)

Income (loss) from continuing operations before income taxes	27.2	53.5	(0.1)	--	80.6
Income tax expense (benefit)	11.4	19.8	(0.1)	--	31.1
Equity in earnings of subsidiaries, net of income taxes	37.2	(0.5)	--	(36.7)	--

Income from continuing operations	53.0	33.2	--	(36.7)	49.5
Discontinued operations, net of income taxes	--	3.5	--	--	3.5

Net income	$53.0	$36.7	$--	$(36.7)	$53.0

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,955.5	$1,696.8	$73.8	$(1,766.8)	$1,959.3
Cost of products sold	1,224.4	1,562.3	52.9	(1,766.8)	1,072.8
Gross profit	731.1	134.5	20.9	--	886.5

Operating expenses:
Selling, general and administrative	660.4	44.6	29.9	--	734.9
Depreciation and amortization	33.5	1.4	1.7	--	36.6
Impairment of long-lived assets	1.0	--	--	--	1.0
Total operating expenses	694.9	46.0	31.6	--	772.5

Operating income (loss)	36.2	88.5	(10.7)	--	114.0

Interest income	0.3	5.2	2.8	(7.5)	0.8
Interest expense	(28.1)	--	--	7.5	(20.6)
Other loss	(4.1)	--	--	--	(4.1)

Income (loss) from continuing operations before income taxes	4.3	93.7	(7.9)	--	90.1
Income tax (benefit) expense	(0.6)	34.6	1.2	--	35.2
Equity in earnings of subsidiaries, net of income taxes	55.1	(10.1)	--	(45.0)	--

Income (loss) from continuing operations	60.0	49.0	(9.1)	(45.0)	54.9
Discontinued operations, net of income taxes	--	5.1	--	--	5.1

Net income (loss)	$60.0	$54.1	$(9.1)	$(45.0)	$60.0

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales and operating revenues	$1,965.7	$1,573.0	$66.5	$(1,651.2)	$1,954.0
Cost of products sold	1,177.9	1,455.2	48.4	(1,651.2)	1,030.3
Gross profit	787.8	117.8	18.1	--	923.7

Operating expenses:
Selling, general and administrative	681.8	10.1	18.5	--	710.4
Depreciation and amortization	37.0	1.0	1.1	--	39.1
Impairment of long-lived assets	0.7	--	--	--	0.7
Total operating expenses	719.5	11.1	19.6	--	750.2

Operating income (loss)	68.3	106.7	(1.5)	--	173.5

Interest income	0.5	4.6	2.9	(6.7)	1.3
Interest expense	(27.3)	--	--	6.7	(20.6)

Income from continuing operations before income taxes	41.5	111.3	1.4	--	154.2
Income tax expense	17.6	41.3	0.5	--	59.4
Equity in earnings of subsidiaries, net of income taxes	79.2	--	--	(79.2)	--

Income from continuing operations	103.1	70.0	0.9	(79.2)	94.8
Discontinued operations, net of income taxes	--	8.3	--	--	8.3

Net income	$103.1	$78.3	$0.9	$(79.2)	$103.1

Condensed Consolidating Balance Sheets

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$191.7	$341.1	$19.4	$--	$552.2
Accounts and notes receivable, net	229.7	41.1	7.6	--	278.4
Inventories	635.3	65.1	26.8	--	727.2
Other current assets	97.1	1.7	5.6	--	104.4
Intercompany receivables	--	222.7	--	(222.7)	--
Intercompany notes receivable	--	1,267.0	--	(1,267.0)	--
Total current assets	1,153.8	1,938.7	59.4	(1,489.7)	1,662.2

Property, plant and equipment, net	244.4	21.6	8.5	--	274.5
Goodwill, net	2.9	0.5	39.9	--	43.3
Other assets, net	60.8	13.5	10.0	--	84.3
Investment in subsidiaries	1,973.0	75.6	--	(2,048.6)	--
Total assets	$3,434.9	$2,049.9	$117.8	$(3,538.3)	$2,064.3

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable	$182.4	$24.7	$18.3	$--	$225.4
Accrued expenses and other current liabilities	220.6	37.9	6.9	--	265.4
Income taxes payable	8.3	--	1.1	--	9.4
Intercompany payables	219.6	--	3.1	(222.7)	--
Intercompany notes payable	1,267.0	--	--	(1,267.0)	--
Total current liabilities	1,897.9	62.6	29.4	(1,489.7)	500.2

Long-term debt	662.2	--	--	--	662.2
Other non-current liabilities	66.8	26.8	0.3	--	93.9
Total liabilities	2,626.9	89.4	29.7	(1,489.7)	1,256.3

Stockholders' equity	808.0	1,960.5	88.1	(2,048.6)	808.0
Total liabilities and stockholders' equity	$3,434.9	$2,049.9	$117.8	$(3,538.3)	$2,064.3

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$84.8	$827.3	$19.0	$--	$931.1
Accounts and notes receivable, net	294.8	15.5	1.6	--	311.9
Inventories	595.9	27.5	22.8	--	646.2
Other current assets	112.6	4.3	5.9	--	122.8
Intercompany receivables	--	234.5	7.0	(241.5)	--
Intercompany notes receivable	--	718.1	--	(718.1)	--
Total current assets	1,088.1	1,827.2	56.3	(959.6)	2,012.0

Property, plant and equipment, net	248.2	6.1	9.1	--	263.4
Goodwill, net	2.8	0.5	36.5	--	39.8
Other assets, net	56.8	12.3	11.4	--	80.5
Investment in subsidiaries	1,819.6	76.7	--	(1,896.3)	--
Total assets	$3,215.5	$1,922.8	$113.3	$(2,855.9)	$2,395.7

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$309.5	$--	$--	$--	$309.5
Accounts payable	155.1	50.0	15.2	--	220.3
Accrued expenses and other current liabilities	239.6	39.9	7.9	--	287.4
Income taxes payable	6.3	--	1.1	--	7.4
Intercompany payables	241.5	--	--	(241.5)	--
Intercompany notes payable	718.1	--	--	(718.1)	--
Total current liabilities	1,670.1	89.9	24.2	(959.6)	824.6

Long-term debt, excluding current maturities	324.1	--	--	--	324.1
Other non-current liabilities	61.8	25.7	--	--	87.5
Total liabilities	2,056.0	115.6	24.2	(959.6)	1,236.2

Stockholders' equity	1,159.5	1,807.2	89.1	(1,896.3)	1,159.5
Total liabilities and stockholders' equity	$3,215.5	$1,922.8	$113.3	$(2,855.9)	$2,395.7

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$109.7	$427.4	$32.3	$--	$569.4
Accounts and notes receivable, net	314.7	57.9	4.9	--	377.5
Inventories	650.1	42.9	30.7	--	723.7
Other current assets	100.0	3.0	5.1	--	108.1
Intercompany receivables	--	134.0	9.9	(143.9)	--
Intercompany notes receivable	--	1,224.8	--	(1,224.8)	--
Total current assets	1,174.5	1,890.0	82.9	(1,368.7)	1,778.7

Property, plant and equipment, net	247.3	17.3	9.7	--	274.3
Goodwill, net	2.9	0.5	37.8	--	41.2
Other assets, net	59.9	10.9	10.4	--	81.2
Investment in subsidiaries	1,911.6	81.7	--	(1,993.3)	--
Total assets	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of long-term debt	$308.0	$--	$--	$--	$308.0
Accounts payable	203.1	33.5	35.8	--	272.4
Accrued expenses and other current liabilities	267.0	40.8	10.2	--	318.0
Income taxes payable	8.3	--	1.4	--	9.7
Intercompany payables	143.9	--	--	(143.9)	--
Intercompany notes payable	1,224.8	--	--	(1,224.8)	--
Total current liabilities	2,155.1	74.3	47.4	(1,368.7)	908.1

Long-term debt, excluding current maturities	331.8	--	--	--	331.8
Other non-current liabilities	66.8	26.0	0.2	--	93.0
Total liabilities	2,553.7	100.3	47.6	(1,368.7)	1,332.9

Stockholders' equity	842.5	1,900.1	93.2	(1,993.3)	842.5
Total liabilities and stockholders' equity	$3,396.2	$2,000.4	$140.8	$(3,362.0)	$2,175.4

Condensed Consolidating Statements Of Cash Flow

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$72.3	$54.8	$(25.6)	$--	$101.5

Cash flows from investing activities:
Additions to property, plant and equipment	(31.0)	(10.2)	(0.3)	--	(41.5)
Net cash used in investing activities	(31.0)	(10.2)	(0.3)	--	(41.5)

Cash flows from financing activities:
Issuance of long-term notes	322.5	--	--	--	322.5
Long-term notes issuance costs	(6.2)	--	--	--	(6.2)
Repayments of borrowings	(306.8)	--	--	--	(306.8)
Purchases of treasury stock	(101.4)	--	--	--	(101.4)
Changes in cash overdrafts	12.6	--	--	--	12.6
Proceeds from exercise of stock options	2.1	--	--	--	2.1
Change in intercompany receivable/payable	117.9	(130.9)	13.0	--	--
Net cash provided by (used in) financing activities	40.7	(130.9)	13.0	--	(77.2)

Net increase (decrease) in cash and cash equivalents	82.0	(86.3)	(12.9)	--	(17.2)
Cash and cash equivalents, beginning of period	109.7	427.4	32.3	--	569.4
Cash and cash equivalents, end of period	$191.7	$341.1	$19.4	$--	$552.2

(In millions)	RadioShack Corporation (Parent Co.)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(28.5)	$81.5	$(11.0)	$--	$42.0

Cash flows from investing activities:
Additions to property, plant and equipment	(25.0)	(0.2)	(0.5)	--	(25.7)
Other investing activities	0.1	--	--	--	0.1
Net cash used in investing activities	(24.9)	(0.2)	(0.5)	--	(25.6)

Cash flows from financing activities:
Changes in cash overdrafts	5.2	--	--	--	5.2
Proceeds from exercise of stock options	1.3	--	--	--	1.3
Change in intercompany receivable/payable	53.9	(56.0)	2.1	--	--
Net cash provided by (used in) financing activities	60.4	(56.0)	2.1	--	6.5

Net increase (decrease) in cash and cash equivalents	7.0	25.3	(9.4)	--	22.9
Cash and cash equivalents, beginning of period	77.8	802.0	28.4	--	908.2
Cash and cash equivalents, end of period	$84.8	$827.3	$19.0	$--	$931.1